UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment / /; Amendment Number:  _______

      This Amendment (Check only one): / /   is a restatement.
                                       / /   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    300 Crescent Court, Suite 1110
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz, Dallas, Texas, February 10, 2005
-------------------

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                               ____________

Form 13F Information Table Entry Total:                  35
                                               ____________

Form 13F Information Table Value Total:        $    365,905
                                               ____________
                                               (thousands)

CERTAIN INFORMATION FOR WHICH WE ARE REQUESTING CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

          1          28-11175                   Mark E. Schwarz

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                                                 FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

AMERICA SVC GROUP INC        COM       02364L109      945     59,584  SH            OTHER            1       0          59,584  0

AMERICAN LOCKER GROUP        COM       027284108      154     25,947  SH            OTHER            1       0          25,947  0

APPLIED SIGNAL TECHNOLOGY    COM       038237103      397     17,500  SH            OTHER            1       0          17,500  0
IN

BELL INDS INC                COM       078107109    1,056    404,599  SH            OTHER            1       0         404,599  0

BELO CORP                    COM       080555105   21,977  1,026,500  SH            OTHER            1       0       1,026,500  0
                             SER A

BERKSHIRE HATHAWAY           CL A      084670108    3,545         40  SH            OTHER            1       0              40  0
INC DEL

BERKSHIRE HATHAWAY           CL B      084670207      390        133  SH            OTHER            1       0             133  0
INC DEL

CATALINA MARKETING CORP      COM       148867104   32,623  1,286,900  SH            OTHER            1       0       1,286,900  0

CROSS A T CO                 CL A      227478104      608    150,000  SH            OTHER            1       0         150,000  0

DATASCOPE CORP               COM       238113104      255      7,700  SH            OTHER            1       0           7,700  0

DAVE & BUSTERS INC           COM       23833N104   12,102    687,200  SH            OTHER            1       0         687,200  0

DISCOVERY HOLDING CO         CL A      25468Y107      392     25,860  SH            OTHER            1       0          25,860  0
                             COM

FOX & HOUND RESTAURANT       COM       351321104   12,867    836,049  SH            OTHER            1       0         836,049  0
GROUP





HALLMARK FINL SVCS           COM       40624Q104   91,828 67,520,362  SH            OTHER            1       0      67,520,362  0
INC EC

HONEYWELL INTL INC           COM       438516106      745     20,000  SH            OTHER            1       0          20,000  0

LIBERTY GLOBAL INC           COM       530555101      350     15,575  SH            OTHER            1       0          15,575  0
                             SER A

LIBERTY GLOBAL INC           COM       530555309      330     15,575  SH            OTHER            1       0          15,575  0
                             SER C

LIBERTY MEDIA CORP NEW       COM       530718105   42,156  5,356,500  SH            OTHER            1       0       5,356,500  0
                             SER A

M&F WORLDWIDE CORP           COM       552541104    3,568    218,600  SH            OTHER            1       0         218,600  0

MERCER INS GROUP INC         COM       587902107    3,538    235,872  SH            OTHER            1       0         235,872  0

NASHUA CORP                  COM       631226107    3,561    507,199  SH            OTHER            1       0         507,199  0

PIZZA INN INC NEW            COM       725848105   11,134  3,852,754  SH            OTHER            1       0       3,852,754  0

PLAYBOY ENTERPRISES INC      CL B      728117300    1,354     97,500  SH            OTHER            1       0          97,500  0

RAYTECH CORP DEL             COM       755103108      278    220,000  SH            OTHER            1       0         220,000  0

ROTECH CORP DEL              COM       778669101   30,773  1,836,100  SH            OTHER            1       0       1,836,100  0

SCHOOL SPECIALITY INC.       COM       807863105    1,501     41,200  SH            OTHER            1       0          41,200  0

SEA CONTAINERS LTD           CL A      811371707   13,794  1,100,000  SH            OTHER            1       0       1,100,000  0






SENSIENT TECHNOLOGIES        COM       81725T100    6,283    351,000  SH            OTHER            1       0         351,000  0
CORP

SL INDS INC                  COM       784413106    3,488    217,349  SH            OTHER            1       0         217,349  0

CRONOS GROUP SA              SHS       L20708100    1,197     95,000  SH            OTHER            1       0          95,000  0

UNIFIRST CORP MASS           COM       904708104    1,428     45,900  SH            OTHER            1       0          45,900  0

UNUMPROVIDENT CORP           COM       91529Y106   56,220  2,471,200  SH            OTHER            1       0       2,471,200  0

VALUEVISION MEDIA INC        CL A      92047K107      200     15,900  SH            OTHER            1       0          15,900  0

VESTA INS GROUP INC          COM       925391104    3,051  3,050,700  SH            OTHER            1       0       3,050,700  0

WHITEHALL JEWELLERS INC      COM       965063100    1,817  2,018,400  SH            OTHER            1       0       2,018,400  0

